Significant Accounting Policies - Additional Information (Detail) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€) Segment
Disclosure of significant accounting policies [abstract]
Number of reportable segment | Segment	1
Cash and cash equivalents, maximum original maturities	3 months
Short-term investments | €	€ 34.3